As filed with the Securities and Exchange Commission on November 21, 2014
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	471	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	473	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
 (Registrant’s Telephone Number, including Area Code) (414) 287-3338

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on November 25, 2014 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 471 to the Registration Statement of Trust for Professional Managers (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to adding the Schooner Hedged Alternative Income Fund as a new series of the Trust and to make other permissible changes under Rule 485(b).

Schooner Hedged Alternative Income Fund

Prospectus

November 25, 2014

Institutional Class Shares (Symbol: SHAIX )

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Schooner Hedged Alternative Income Fund
A series of Trust for Professional Managers (the “Trust”)

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SUMMARY SECTION

Investment Objective.  The investment objective of the Schooner Hedged Alternative Income Fund (the “Fund”) is long term appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Other Expenses(1)	0.43%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver/Expense Reimbursement	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.49%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Pursuant to an operating expense limitation agreement between Schooner Investment Group, LLC (the “Advisor”), and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.49% of the Fund’s average annual net assets through at least November 25, 2024.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$152	$471

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund seeks to achieve its investment objective by selling (writing) listed put options on domestic equity securities without regard to market capitalization, including common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest in equity securities or that seek to track U.S. equity indices.  The Adviser seeks to achieve “hedged alternative income” by employing investment strategies that have minimal correlation with traditional fixed income markets, while seeking to mitigate equity market risk and provide regular distributions to investors.  Additionally, the Fund may hedge its portfolio by maintaining long positions in index or index related ETF put options.  The Fund will segregate cash or other liquid assets in an amount equal to the Fund’s obligations under each option sold by the Fund so that each option sold will be “covered.”

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The Fund’s primary strategy involves the writing of a portfolio of exchange-listed put options on publicly traded, exchange-listed equities.  The Advisor uses a quantitative model to screen the universe of publicly traded stocks.  From the selection set, the Advisor chooses which put options to sell based on various criteria, including implied volatility, market cap, liquidity, sensitivity to the underlying equity, and sector concentration.  Each listed put option included is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration.)  When the Fund writes a put option, it expects to profit if the underlying security prices remain the same or rise.  The Fund receives a premium and gives the purchaser the right to sell the underlying security at any time during the put period at a fixed exercise price regardless of market price changes during the put period.  If the put is exercised, the Fund must purchase the underlying security at the exercise price.

The Fund seeks to generate distributable cash flow by passing through the net option premium received from its sales of put options.  For each put option written, several alternatives exist for its disposition.  The put position can be held until its expiration date, at which time it will either expire worthless, in which case the Fund will retain all of the income generated by the sale of the put, or the put option may be exercised against the Fund by the long holder of the put, in which case the Fund will be obligated to buy a requisite number of shares of the underlying stock at the strike price.  In cases where the Fund receives shares of equity as the result of an exercise, the Fund will sell such shares in the open market on the next possible trading day.  The other option for disposition of the written put is for the Fund to buy shares of the underlying stock to close the short put position.  The Fund may do this because the risk/reward profile of the option has become less appealing in the Advisor’s determination, and may or may not replace the closed option position with a newly written put option.

Each put option sold by the Fund will be covered through investments in cash equivalents at least equal to the Fund’s maximum liability under the option (i.e., the strike price).

The Fund may buy protective puts or put spreads on indices or index-related ETFs if it believes that the risk/reward profile created by doing so is attractive.  This means that if the Fund considers such protective puts or put spreads to be attractively priced in terms of implied volatility (one of the primary drivers of option pricing) on either an absolute basis or relative to puts on individual equities, the Fund may choose to protect the portfolio of written put options by buying a quantity of such puts or put spreads.  These puts or put spreads typically increase in value as the indices underlying them decrease, thereby providing protection, if the puts or put spreads perform as intended, to the portfolio based on a degree of correlation between the equities underlying the portfolio’s holdings and the aforementioned indices.  The Fund actively manages its positions, changing strikes, expirations, and underlying equities on which puts are written, when necessary in order to maintain exposures within the desired thresholds.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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•
Management Risk.  Strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Options Risk.  Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an index based option may not correlate perfectly to the underlying securities index on which the option is based, or to overall securities markets.  The Fund’s investments in options could include the loss of the entire premium and the value of the underlying asset.

•
Derivatives Risk.  The Fund’s investment in derivative instruments (“Derivatives”), including options, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  The Fund’s investments in Derivatives could create exposure greater than the value of securities in the Fund’s portfolio.  As a result, investment performance of the Fund may depend on the performance of securities the Fund does not own.  In addition, the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

•	Leverage Risk. Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.
•
Implied Volatility Risk.  When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes “in the money,” meaning it is worth money and can be sold, the option expires worthless, or the expiration of the option is “rolled,” or extended forward).  The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.  The Fund is therefore exposed to implied volatility risk before the options expire or are exercised.  This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

•
Tax Risk.  Option premiums received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and generally will be treated for federal income tax purposes as either short-term or long-term capital gain or loss.  The Fund’s transactions in options are subject to special tax rules, the effect of which may have adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund’s shareholders.  An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions.  Transactions involving the disposition of the Fund’s underlying securities will give rise to either short-term or long-term capital gains or losses.

•
Equity Risk.  The Fund is subject to equity risk to the extent the Fund sells options on equity securities or ETFs that invest in equity securities.  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of equity issuers change.

•
Small-Cap, Mid-Cap and Micro-Cap Company Risk.  Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

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•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•
Exchange-Traded Funds Risk.  The value of put options on ETFs sold by the Fund is based on the value of the ETFs underlying the options.  The price of an ETF can fluctuate within a wide range, and the value of an option on an ETF may decrease if the prices of the securities owned by the ETF go down.  An index ETF may not replicate the performance of a benchmark index it seeks to track.  In addition, an ETF is subject to the risk that the market price of the ETF’s shares may trade at a discount to its NAV or an active trading market for its shares may not develop or be maintained. Trading of an ETF’s shares may be halted, during which time an option may be exercised, exposing the Fund to the risks of directly investing in an ETF’s shares.  Additionally, ETFs have management and other fees, which the Fund would have to pay if the option was exercised, increasing their cost.

•
Non-Diversified Fund Risk.  A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.schoonermutualfunds.com or by calling the Fund toll-free at 1-866-724-5997.

Management

Investment Advisor
Schooner Investment Group, LLC is the Fund’s investment advisor.

Portfolio Managers
Gregory R. Levinson, Chief Executive Officer and Chief Investment Officer of the Advisor, Anthony B. Fusco, Managing Director - Trading of the Advisor, and Morgan Avitabile, Investment Research Associate of the Advisor, have served as the Fund’s portfolio managers since it commenced operations in November 2014.

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (Schooner Hedged Alternative Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-866-724-5997.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial and subsequent investment amounts are as follows:

Minimum Investment Amounts

Share Purchase Amounts	Institutional Class Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	$500
Automatic Investment Plan – Monthly Minimum	$250

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Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Investment Objective
The investment objective of the Fund is long term appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.

The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies
Under normal market conditions, the Fund seeks to achieve its investment objective by selling (writing) listed put options on domestic equity securities without regard to market capitalization, including common stocks, preferred stocks and ETFs that invest in equity securities or that seek to track U.S. equity indices.  The Adviser seeks to achieve “hedged alternative income” by employing investment strategies that have minimal correlation with traditional fixed income markets, while seeking to mitigate equity market risk and provide regular distributions to investors.

The Fund’s primary strategy involves the writing of a portfolio of exchange-listed put options on publicly traded, exchange-listed equities.  The Advisor uses a quantitative model to screen the universe of publicly traded stocks.  From the selection set, the Advisor chooses which put options to sell based on various criteria, including implied volatility, market cap, liquidity, sensitivity to the underlying equity, and sector concentration.  Each listed put option included is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration.)

The Fund seeks to generate distributable cash flow by passing through the net option premium received from its sales of put options.  For each put option written, several alternatives exist for its disposition.  The put position can be held until its expiration date, at which time it will either expire worthless, in which case the Fund will retain all of the income generated by the sale of the put, or the put option may be exercised against the Fund by the long holder of the put, in which case the Fund will be obligated to buy a requisite number of shares of the underlying stock at the strike price.  In cases where the Fund receives shares of equity as the result of an exercise, the Fund will sell such shares in the open market on the next possible trading day.  The other option for disposition of the written put is for the Fund to buy shares of the underlying stock to close the short put position.  The Fund may do this because the risk/reward profile of the option has become less appealing in the Advisor’s determination, and may or may not replace the closed option position with a newly written put option.

Each put option sold by the Fund will be covered through investments in cash equivalents at least equal to the Fund’s maximum liability under the option (i.e., the strike price).

The Fund may buy protective puts or put spreads on indices or index-related ETFs if it believes that the risk/reward profile created by doing so is attractive.  This means that if the Fund considers such protective puts or put spreads to be attractively priced in terms of implied volatility (one of the primary drivers of option pricing) on either an absolute basis or relative to puts on individual equities, the Fund may choose to protect the portfolio of written put options by buying a quantity of such puts or put spreads.  These puts or put spreads typically increase in value as the indices underlying them decrease, thereby providing protection, if the puts or put spreads perform as intended, to the portfolio based on a degree of correlation between the equities underlying the portfolio’s holdings and the aforementioned indices.  The Fund actively manages its positions, changing strikes, expirations, and underlying equities on which puts are written, when necessary in order to maintain exposures within the desired thresholds.

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Put Options. When the Fund writes a put option it expects to profit if prices remain the same or rise.  The Fund receives a premium and gives the purchaser the right to sell the underlying security at any time during the put period at a fixed exercise price regardless of market price changes during the put period.  If the put is exercised, the Fund must purchase the underlying security at the exercise price.  If there is a decrease in the market value of the security underlying a put option, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then-current market value.  The purchase of a put option generally protects the value of portfolio holdings in a falling market.  If a put option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

Index Options. The Fund may hedge its portfolio by maintaining long positions in index or index related ETF put options.  The value of an index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  The value of this cash amount will depend upon the amount by which the closing level of the index upon which the option is based is greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers).  Option positions of all investment companies advised by the Advisor are combined for purposes of these limitations.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Fund may buy or sell.

The Fund will segregate cash or other liquid assets (cash instruments, money market funds, treasury bills, etc.) in an amount equal to the Fund’s obligations under each option sold by the Fund so that each option sold will be “covered.”

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks
The Fund cannot assure investors that it will achieve its investment objective.  An investment in the Fund should be considered a long-term investment.  The Fund is not intended to meet investors’ short-term financial needs or to provide a complete or balanced investment program.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to invest your money in the Fund and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Advisor’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

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General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced significant volatility in recent years.  The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risks of investing in securities held by the Fund.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Derivatives Risk.  The Fund may invest in, or enter into, Derivatives or Derivatives transactions.  Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate.  Derivatives entered into by the Fund can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolio of the Fund.  Derivatives permit the Adviser to increase or decrease the level of risk of an investment portfolio, or change the character of the risk to which an investment portfolio is exposed in much the same way as the manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on performance of the Fund.  The Adviser’s use of Derivatives may include total return swaps, options and futures designed to replicate the performance of the Fund or to adjust market or risk exposure.

If the Fund invests in Derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Fund or result in a loss.  The Fund could also experience losses if Derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate the position because of an illiquid secondary market.  The market for many Derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

Equity Risk.  The value of put options on equity securities sold by the Fund is based on the value of stocks underlying the options.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  Preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Leverage Risk.  It is expected that the Fund will employ leverage to varying degrees.  Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short.  Investments in Derivatives also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the Derivative.  Leverage can increase the investment returns of the Fund.  However, if an asset decreases in value, the Fund will suffer a greater loss than it would have without the use of leverage.  The Fund will maintain long positions in assets available for collateral, consisting of cash, cash equivalents and other liquid assets, to comply with applicable legal requirements.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral assets at disadvantageous prices.

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Micro-Cap and Small-Cap Company Risk.  Generally, micro-cap, small-cap and less seasoned companies have more potential for rapid growth.  They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund.  These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Micro- and small-cap companies may have shorter histories or operations, less access to financing and less diversified product lines, making them more susceptible to market pressures and more likely to have volatile stock prices.  Micro- and small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this tendency, if the Adviser wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Given these risks, an investment in the Fund may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.  Micro-Cap companies have market capitalizations between approximately $50 million and $300 million.  Small-cap companies generally have markets capitalizations between $300 million and $2 billion.

Mid-Cap Company Risk.  Generally, mid-cap companies may have more potential for growth than companies with larger market capitalizations.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Fund.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this limit, if the Adviser wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Mid-Cap companies generally have market capitalizations between $2 billion and $10 billion.

Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk. Options transactions may be effected on securities exchanges or in the over-the-counter market.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.  Under the supervision of the Board of Trustees, the Fund will determine whether investments in options and futures contracts are illiquid.  The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid: that is, not readily marketable.

Implied Volatility Risk.  When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes “in the money,” meaning it is worth money and can be sold, the option expires worthless, or the expiration of the option is “rolled,” or extended forward).  The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility).  Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.  The Fund is therefore exposed to implied volatility risk before the options expire or are exercised.  This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

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Tax Risk.  Option premiums received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and will be taxed as either short-term or long-term capital gain or loss.  The options employed by the Fund reduce risk to the Fund by diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby potentially giving rise to “straddles” under federal income tax rules.  The straddle rules may require the Fund to defer certain losses on positions within a straddle, and to terminate or suspend the Fund’s holding period for certain securities in which the Fund does not yet have a long-term holding period or has not yet satisfied the holding period required for the receipt of “qualified dividend” income from the investment.  As a result, the Fund cannot assure any level of regular quarterly distributions of investment company taxable income and cannot assure you as to any level of distributions of net capital gain.

The Fund expects to generate premiums from the writing of options.  The Fund will recognize a short-term capital gain in an amount equal to the premium received upon the expiration of an option that it has written.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term capital gain or loss.  Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option, put option or otherwise) will give rise to either short-term or long-term capital gains or losses.  Due to the federal income tax treatment of securities on which call options have been written, it is expected that most of the gains from the sale of the underlying securities held by the Fund will be short-term capital gains.  Because the Fund does not have control over the exercise of the options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times.

The Fund’s transactions in options are subject to special and complex federal income tax provisions (including, in addition to the straddle tax rules described above, tax rules regarding constructive sales, wash sales and short sales) that may, among other things, (i) treat dividends that would otherwise constitute “qualified dividend” income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) accelerate income recognition to the Fund, (v) convert long-term capital gain taxable at lower rates into short-term capital gain or ordinary income taxable at higher rates, and (vi) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited).

Exchange-Traded Funds Risk.  The value of put options on ETFs sold by the Fund is based on the value of the ETFs underlying the options.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the value of an option on an ETF may decrease if the prices of the securities owned by the ETF go down.  An index ETF may not replicate the performance of a benchmark index it seeks to track.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  During a trading halt, an option may be exercised, and the Fund may take direct ownership of ETF shares. However, the Fund may not be able to dispose of the ETF shares until trading resumes. Additionally, ETFs have management and other fees, which the Fund would have to pay if the option was exercised, increasing their cost.

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Non-Diversified Fund Risk.  The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the Fund’s quarterly holdings reports on Form N-Q.  The annual and semi-annual reports to Fund shareholders will be available free of charge by contacting Schooner Hedged Alternative Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-724-5997, or on the Fund’s website at www.schoonermutualfunds.com.  The Form N-Q will be available on the SEC’s website at www.sec.gov

Management of the Fund

The Advisor
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Advisor, Schooner Investment Group, LLC, a Pennsylvania limited liability company and a registered investment advisor.  Schooner was founded in 2008 and in addition to managing the Fund, provides portfolio management services to the Schooner Fund, a mutual fund that is also a series of the Trust currently offered in a separate prospectus (together with the Fund, the “Schooner Funds”).

The Advisor, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.  The Advisor also keeps related records for the Fund.  The Advisor is located at 676 East Swedesford Road, Suite 130, Wayne, Pennsylvania 19087.  As of August 31, 2014, the Advisor managed approximately $470 million in assets.  The Fund compensates the Advisor for its services at the annual rate of 1.25% of its average annual net assets, payable on a monthly basis in arrears.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to waive its fees and/or reimburse expenses to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed an annual rate of 1.49% of the Fund’s average daily net assets.  Any waiver in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent years if the Advisor so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses at the time of waiver.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed by the Board of Trustees.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  This agreement is in effect through at least November 25, 2024, and may be terminated only by the Board of Trustees.

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A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s next report to shareholders for the six-month period ended May 31, 2015.

The Schooner Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

Gregory R. Levinson
Gregory R. Levinson, Chief Executive Officer and Chief Investment Officer (“CIO”) of the Advisor, has served as the Fund’s co-portfolio manager since its inception in 2014.  Prior to founding the Advisor in 2008, Mr. Levinson held senior level positions at hedge funds and global banks.  Mr. Levinson is a 1995 graduate of The Wharton School of The University of Pennsylvania, with a Bachelor of Science in Economics/Finance.

Anthony B. Fusco
Anthony B. Fusco, Managing Director of Trading for the Advisor, has served as the Fund’s co-portfolio manager since its inception in 2014.  Prior to joining the Advisor in 2008, Mr. Fusco held senior level positions at hedge funds and global banks.  Mr. Fusco is a 1996 graduate of The Wharton School of The University of Pennsylvania, with a Bachelor of Science in Economics/Finance.

Morgan Avitabile, CFA
Morgan Avitabile, Investment Research Associate for the Advisor, has served as the Fund’s co-portfolio manager since its inception in 2014.  Prior to joining the Advisor in 2014, Mr. Avitabile was a portfolio manager for Visor Alternative Investments LLC from 2010 to 2014, where he specialized in developing and managing fixed income alternative strategies through the application of quantitative modeling.  Previously, he was Vice President and Senior Trader at BNP/Cooper Neff.  Mr. Avitabile is a CFA Charterholder and a member of CFA Institute.  He is an active member of the Board of Directors of the CFA Society of Philadelphia.  Mr. Avitabile holds a Bachelor of Science in Engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

Shareholder Information

Share Price
The price of the Fund’s shares is the Fund’s NAV per share.  The NAV per share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time).  The NAV will not be calculated on days on which the NYSE is closed for trading.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security will be valued at the mean between the most recent bid and asked prices on such day.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that the security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund shares are accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

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When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.  The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the NAV in advance of the time the NAV is calculated.

How to Purchase Shares
All purchase requests received in good order by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share.  An Authorized Intermediary is a financial intermediary (or its authorized designee) that has made arrangements with the Fund to receive purchase and redemption orders on its behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders.  The Fund reserves the right to reject any application.  Your order will not be accepted until the Fund or the Transfer Agent receives a completed Account Application.

The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market timers,” as described under the section entitled “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

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Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amounts

Share Purchase Amounts	Institutional Class Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	$500
Automatic Investment Plan – Monthly Minimum	$250

The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchase Requests Must be Received in Good Order
Your share price will be the next calculated NAV per share after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  For purchases made through the Transfer Agent, “good order” means that your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to “Schooner Hedged Alternative Income Fund.”

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Purchase by Mail.  To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Schooner Hedged Alternative Income Fund,” to:

Regular Mail	Overnight or Express Mail
Schooner Hedged Alternative Income Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Schooner Hedged Alternative Income Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept postdated checks, postdated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-866-724-5997 to advise them of the wire, and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

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Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Schooner Hedged Alternative Income Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received by the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  If you have accepted telephone privileges on the “Telephone Options” section of the Account Application and if your account has been open for 15 calendar days, you may purchase additional shares by calling the Fund toll free at 1-866-724-5997.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  If your order is received by the Transfer Agent or an authorized intermediary prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  There is a minimum investment of $500 on telephone purchases.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (the “AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your bank account an amount that you wish to invest, which must be at least $500 on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request.  A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

Purchasing Shares Through a Financial Intermediary.  Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-866-724-5997, or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Fund’s shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the next calculated NAV after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

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In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the next calculated NAV after receipt by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations.  Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Fund.

Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  In order to ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or tax identification number; and
•	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts will require additional documentation.

If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act, the Transfer Agent will verify the information on your application.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-866-724-5997.

How to Redeem Shares
Orders to sell or “redeem” shares may be placed either directly with the Fund or through a financial intermediary.  If you originally purchased your shares through a financial intermediary, including an Authorized Intermediary, your redemption order must be placed with the same financial intermediary in accordance with the procedures established by that financial intermediary.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem Fund shares on any business day that the Fund calculates its NAV.  To redeem shares directly with the Fund, you must contact the Fund either by mail or by telephone to place a redemption request.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE will be treated as though received on the next business day.

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Shareholders who hold their shares through an IRA or other retirement account must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held through IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds with respect to all requests received in good order by the Transfer Agent or your Authorized Intermediary before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day to the address of record.

A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and a signature guarantee(s), if applicable.

For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

You may have the proceeds sent by check to the address of record, wired to your pre-established bank account or sent by electronic funds transfer through the ACH network using the bank instructions previously established on your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 service fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to twelve calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares by telephone may be delayed or restricted after you change your address online or by telephone.  You may change your address at any time by a written request, addressed to the Transfer Agent.  Confirmations of an address changes will be sent to both your old and new address.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

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•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	for all redemptions in excess of $100,000 or more from any shareholder account.

Non-financial transactions including establishing or modifying certain services on an account will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Schooner Hedged Alternative Income Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Schooner Hedged Alternative Income Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Telephone Redemption.  If you are authorized to perform telephone transactions (either through your Account Application or by subsequent arrangement in writing with the Fund) you may redeem shares up to $100,000 by instructing the Fund by telephone at 1-866-724-5997.  The minimum redemption amount by telephone is $100. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you hold your shares through an IRA or other retirement account, you may not redeem shares by telephone.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  The Transfer Agent charges a $15 service fee, per wire redemption, against your account on dollar specific trades, and from proceeds on complete redemptions and share specific trades.  The minimum wire redemption amount is $100.

Systematic Withdrawal Plan.  The Fund offers a Systematic Withdrawal Plan (the “SWP”) whereby shareholders or their representatives may request that a check drawn in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds of a SWP may be sent to a pre-designated bank account via electronic funds through the ACH network.  In order to utilize the electronic funds transfer method of payment, your bank must be an ACH member.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn is $250.  The SWP may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-866-724-5997 for additional information regarding the SWP.

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The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV or for market reasons.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.  A redemption by the Fund may result in a taxable capital gain or loss for federal income tax purposes.

Ex changing Share s
You may exchange all or a portion of your investment from one Fund to another Schooner Fund within the same class. Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,” unless the account qualifies for a waiver of the initial investment requirement. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.

Call the Funds at 866-724-5997 to learn more about exchanges.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board of Trustees, when the Advisor determines current market prices are not readily available.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisor, does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Other Fund Policies

Telephone Transactions.  If you elect telephone privileges on the Account Application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under the section entitled “How to Purchase Shares,” above.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  The Fund is not responsible for delays due to communications or transmission outages.

Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or tax identification number under which the account is registered.

Redemption in Kind.  The Fund generally pays redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) with the SEC, under which the Trust has reserved the right to redeem in kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions paid in cash.

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Policies of Other Financial Intermediaries.  An Authorized Intermediary may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Closure of the Fund.  The Advisor retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-724-5997 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Payments to Financial Intermediaries
The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund, if any.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Distributions and Taxes

Distributions
The Fund will make distributions of income dividends, if any, and any net short-term capital gains to shareholders on a monthly basis.  Any other net investment income or capital gains will be distributed to shareholders at least annually.

The Fund typically earns income dividends from stocks and interest from debt securities.  These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.”  The Fund realizes capital gains from writing options and capital gains or losses whenever it sells securities.  Any net long-term capital gains are distributed to shareholders as “capital gain distributions.”

The Fund intends to distribute monthly, out of net investment income and/or net short-term capital gains, an amount of cash equal to 1% of the Fund’s net assets.  The Fund will periodically review the stability of the payout and adjust as necessary.  While the Fund only intends to make such distributions out of net investment income and/or short-term capital gains, it is possible that in certain circumstances, a portion of a distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund).  Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such distribution that adequately discloses its source or sources to the extent the source includes something other than net investment income. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) of and Rule 19-1 under the 1940 Act carefully, and should not assume that the source of any distribution from the Fund is net profit.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options:  (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  Any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent receives the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to net long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

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Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when certain shareholders subsequently sell, exchange or redeem those shares.  The Fund will determine the cost basis of such shares using the first in/first out method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

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The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and/or
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Advisor
Schooner Investment Group, LLC
676 East Swedesford Road, Suite 130
Wayne, Pennsylvania 19087

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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Schooner Hedged Alternative Income Fund
a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports will provide the most recent financial reports and portfolio listings.  The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, when they become available, request other information or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-724-5997, by visiting the Fund’s website at www.schoonermutualfunds.com or by writing to:

Schooner Hedged Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Fund’s shareholder reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-10401)

27

Statement of Additional Information

Dated: November 25, 2014

Schooner Hedged Alternative Income Fund
Institutional Class Shares ( SHAIX )

This Statement of Additional Information (“SAI”) provides general information about Schooner Hedged Alternative Income Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated November 25, 2014 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus and/or the annual shareholder report when it becomes available, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at www.schoonermutualfunds.com.

Schooner Hedged Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-724-5997

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund, formed by the Trust.  The Fund is a non-diversified series and has its own investment objective and policies.  As of the date of this SAI, shares of thirty-six other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has adopted a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund has one class of shares: Institutional Class shares.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series or class are borne by that series or class.  Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Schooner Investment Group, LLC serves as the investment advisor to the Fund (the “Advisor”).  The Advisor also serves as investment advisor to the Schooner Fund, a separate series of the Trust currently offered in a separate prospectus and SAI (together with the Fund, the “Schooner Funds”).

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Investment Policies, Strategies and Associated Risks

Investment Objective
The investment objective of the Fund is long term appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.  The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ written notice to shareholders.

Diversification
The Fund is non-diversified.  Under applicable federal laws, the diversification of the Fund’s holdings is measured at the time the Fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is non-diversified, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

General Market Risk
U.S. and international markets have experienced significant volatility in recent years.  As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, and increased likelihood of default, all of which may increase the risks of investing in the securities held by the Fund.

Investment Strategies and Related Risks
The Adviser seeks to achieve “hedged alternative income” by employing investment strategies that have minimal correlation with traditional fixed income markets, while seeking to mitigate equity market risk and provide regular distributions to investors.  There is no assurance that the Fund will achieve its investment objective.  The following discussion supplements the description of the Fund’s principal investment strategies and policies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Whenever an investment policy or investment restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent changes in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities.  The Fund is subject to equity risk to the extent the Fund sells options on equity securities or exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund may also invest directly in equity securities as a non-principal investment strategy.  Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, options, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt.  The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

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Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets. This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Other Investment Companies.  The Fund is subject to the risks of investing in other investment companies and ETFs to the extent the Fund sells options on ETFs.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  With certain exceptions, Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  To the extent the Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that the Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

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Exchange-Traded Funds (“ETFs”).  An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts.  The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international.  ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security.  Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close.  Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index.

Selling (Writing) Call and Put Options.  When the Fund writes a call option it expects to profit if prices remain the same or fall.  The Fund receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, the Fund must deliver the underlying security in return for the exercise price.

The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls, the Fund would expect the option to expire and the premium it received to offset some or all of the decline of the security’s value.  However, if the security increases in value the Fund must be prepared to deliver the underlying security in exchange for the exercise price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

When the Fund writes a put option it expects to profit if prices remain the same or rise.  The Fund receives a premium and gives the purchaser the right to sell the underlying security at any time during the put period at a fixed exercise price regardless of market price changes during the put period.  If the put is exercised, the Fund must purchase the underlying security at the exercise price.

The Fund could try to hedge against an increase in the value of securities in which it has a short position by writing a put option.  If the price of that security rises, the Fund would expect the option to expire and the premium it received to offset some or all of the increase in the security’s value.  However, if the security decreases in value the Fund must be prepared to receive the underlying instrument in exchange for the exercise price, which may deprive it of the opportunity to profit from a decrease in the market price of the securities it had a short position in.

The Fund is only permitted to write covered options.  The Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
•	A call option on the same security or index with the same or lesser exercise price;
•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
•	In the case of an index, the basket of securities that corresponds to the index.

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The Fund can cover a put option by:

•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
•
Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Purchasing Call and Put Options.  When the Fund purchases a call option, it obtains the right to purchase the underlying instrument at the option’s strike price.  In return for this right, the Fund pays the current market price for the option (known as the “option premium”).  The Fund may purchase call options to offset or hedge against an increase in the market value of its short positions or to benefit from an increase in the price of securities that it does not own.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument increased above the exercise price sufficiently to cover the premium paid and related transaction costs.  However, if the price of the underlying instrument does not rise enough to offset the cost of purchasing the option, a call buyer would lose the premium and related transaction costs.

Put options are similar to call options, except that the Fund obtains the right to sell, rather than purchase, the underlying instrument at the option’s strike price.  In return for this right, the Fund pays the option premium.  The Fund may purchase put options to offset or hedge against a decline in the market value of its securities or to benefit from a decline in the price of securities that it does not own.  The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument decreased below the exercise price sufficiently to cover the premium paid and related transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either buying (in the case of a call option) or selling (in the case of a put option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.

Options on Securities Indices.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Master Limited Partnerships.  Master Limited Partnerships (“MLPs”) are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt.  As such, a significant upward swing in interest rates would drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Bonds, Debt and Fixed Income Obligations.  The Fund may invest in bonds and other types of debt and fixed income obligations of U.S. issuers as a non-principal investment strategy.  These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero coupon obligations that do not pay interest until maturity. Bonds, debt and fixed income obligations may include:

•	bonds;

•	notes and debentures issued by corporations; and

•	U.S. Government Securities.

The Fund may invest in both investment grade non-investment grade bonds, debt and fixed-income obligations.  Investment grade debt securities have received a rating from Standard & Poor’s Ratings Service (“S&P”), or Moody’s Investors Service, Inc. (“Moody’s”) in one of the four highest rating categories or, if not rated, have been determined by the Advisor to be of comparable quality to such rated securities.  Non-investment grade debt securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Advisor to be of a quality below investment grade.  There are no limitations on the maturity or duration of debt securities that may be purchased by the Fund.  See Appendix A for descriptions of these rating categories.

Bank Debt Instruments. Bank debt instruments in which the Fund as non-principal strategy may invest consist of certificates of deposit, banker’s acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or savings institutions, the accounts of which are insured by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.  Banker’s acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Convertible Securities.  The Fund may invest in convertible securities as a non-principal investment strategy.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Advisor, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

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Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

High Yield Fixed Income Securities.  The Fund may invest in higher yield fixed income securities as a non-principal investment strategy, often referred to as “junk bonds”.  These lower-grade debt instruments generally offer higher yields than other debt securities.  They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade fixed income securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments.  Lower-grade fixed income securities may also have less liquid markets than higher rated fixed income securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions.  Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

Credit quality of lower-grade fixed income securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security.  For these reasons, the Advisor uses its own independent and ongoing review of credit quality in addition to the national rating organizations in selecting these debt securities for the Fund.

U.S. Government Obligations.  The Fund may invest in various types of U.S. Government obligations as a non-principal investment strategy.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government.  Securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are supported only by the discretionary authority of the U.S. Government.  In September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

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Restricted Securities.  As a non-principal investment strategy, the Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund does not intend to purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(a)(2) of the Securities Act.  The Advisor will determine the liquidity of Rule 144A securities under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Variable-, Adjustable- And Floating-Rate Securities.  As a non-principal investment strategy, the Fund may invest in variable-rate securities and floating-rate securities.  Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.).  Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.  Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.  The interest rate on variable-, adjustable-, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

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Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded.  There generally is not an established secondary market for these obligations, although they are redeemable at face value.  Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.  Such obligations frequently are not rated by credit rating agencies.

In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all the Fund’s investments at the time of purchase.  When determining whether such an obligation meets the Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Short Sales.  The Fund may employ various hedging techniques, such as short selling for hedging purposes, in an effort to reduce the risks associated with certain of its investments.  For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company’s common stock and/or other securities to be received may be sold short.  The Advisor will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated.  The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion.  However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company’s shares and its short position in the acquirer’s securities.  At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Borrowing.  The Fund may borrow to increase its portfolio holdings of securities.  The Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

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The Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Illiquid Securities.  The Fund does not intend to invest in illiquid securities and is limited by its restrictions to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

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Temporary Strategies; Cash or Similar Investments. For temporary defensive purposes, the Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

2.
underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);

3.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities;

5.	make loans of money (except for the lending of its portfolio securities and purchases of debt securities consistent with the investment policies of the Fund); and

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6.
invest in the securities of any one industry if as a result, more than 25% of the Fund’s total assets would be invested in the securities of such industry, except that (a) the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

The Fund may not:

1.	with respect to Fundamental Investment Restriction 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets; and

2.
invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, and over-the-counter options.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 59	Trustee	Indefinite Term; Since August 22, 2001	37	Professor and Chair, Department of Accounting, Marquette University (2004-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	Trustee	Indefinite Term; Since August 22, 2001	37	Pilot, Frontier/Midwest Airlines, Inc. (Airline Company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 71	Trustee	Indefinite Term; Since October 23, 2009	37
Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).

Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies); Independent Manager, Ramius IDF fund complex (two closed-end investment companies); Independent Trustee, Gottex Trust (an open-end investment company with one portfolio).

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	37	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 35	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2014	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC, (January 2014- present); Senior Vice President, Ariel Investments, LLC, (2010-2013); Vice President, Ariel Investments, LLC, (2003-2010).	N/A

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008-present).	N/A

*  Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, (the “Distributor”) the Fund’s principal underwriter.

The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Advisor,  Distributor, Custodian and the Trust’s administrator and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements with the Advisor, Distributor, Custodian and the Trust’s administrator and transfer agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Interested Trustee – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of the Distributor, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Neuberger also serves as Executive Vice President of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

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In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as a Trustee of the Trust since 2001.  Dr. Akers has also served as an independent trustee of USA MUTUALS, an open-end investment company, since 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting at Marquette University since 2004 and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as a Trustee of the Trust since 2001.  Mr. Drska has also served as an independent trustee of USA MUTUALS since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since 2001.  Mr. Neuberger has also served as a trustee of USA MUTUALS since 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of the Administrator, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA.  Mr. Siegel has served as a Trustee of the Trust since October 2009.  Mr. Siegel has also served, since 2010, as a trustee of the Gottex Multi-Asset Endowment fund complex and the Gottex Multi-Alternatives fund complex, each of which is composed of three closed-end investment companies, and, since 2011, as an Independent Manager of the Ramius IDF fund complex, which is composed of two closed-end investment companies.  Since 2013, Mr. Siegel has served as an independent trustee of Gottex Trust, an open-end investment company.  Mr. Siegel previously served as the Managing Director, CAO and CCO of Granite Capital International Group, LP, an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustee of the Trust beneficially owned shares of the Fund or any other series of the Trust.

Furthermore, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund, nor members of their immediate families, own securities beneficially, or of record, in the Advisor, the Distributor or any of their affiliates.  During the past two years ended December 31, 2013, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate families, have had a direct or indirect interest, the value of which exceeds $120,000 in: (i) the Advisor, the Distributor or any of their affiliates, or (ii) any transaction or relationship in which any such entity, the Fund, any officer of the Fund, or any of their affiliates was a party.

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Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence. Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the Fund’s annual reports.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska. and Mr. Jonas B. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima and Mr. Jesse Schmitting who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

As the Fund is new, none of the Trust’s committees have met with respect to the Fund.

Trustee Compensation
The Independent Trustees receive from the Trust a retainer fee of $49,000 per year, $2,000 per in-person Board meeting attended and $1,000 per telephonic Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at board meetings.(1)  Interested Trustees do not receive any compensation for their service as Trustee.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending May 31, 2015:

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Name of Person/Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(2) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee	$1,500	None	None	$63,000
Gary A. Drska, Independent Trustee	$1,500	None	None	$63,000
Jonas B. Siegel Independent Trustee	$1,500	None	None	$62,000
Joseph C. Neuberger, Interested Trustee	None	None	None	None

(1)	Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.

(2)	There are currently thirty-six other portfolios comprising the Trust.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

Investment Advisor
Investment advisory services are provided to the Fund by the Advisor, Schooner Investment Group, LLC, located at 676 East Swedesford Road, Suite 130, Wayne, Pennsylvania 19087, pursuant to an investment advisory agreement (the “Advisory Agreement”).  Mr. Gregory R. Levinson, the Managing Member of the Advisor and Portfolio Manager of the Fund, owns over 25% of the Advisor, and therefore is considered to be a control person of the Advisor.

After an initial two-year period, the Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Advisor, when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Advisor upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a rate equal to 1.25% of the Fund’s average annual net assets, as specified in the Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Advisor may have to waive management fees and/or reimburse Fund expenses.

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Fund Expenses.  The Fund is responsible for its own operating expenses.  The Advisor has agreed to waive management fees payable to it by the Fund and/or to reimburse the Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive generally of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) to the limit set forth in the “Fees and Expenses of the Fund” table in the Prospectus.  Any such reimbursements made by the Advisor of its management fees or reimbursement of expenses that are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for management fee waivers and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Portfolio Managers
As stated in the Prospectus, Mr. Gregory R. Levinson, Mr. Anthony B. Fusco and Mr. Morgan Avitabile are the co-portfolio managers of the Fund (together, the “Portfolio Managers”).  The Portfolio Managers are primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Accounts Managed
The following provides information regarding other accounts managed by the Portfolio Managers as of October 31, 2014:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Gregory R. Levinson
Other Registered Investment Companies	1	$430 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Anthony B. Fusco
Other Registered Investment Companies	1	$430 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Morgan Avitabile
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts they manage are fairly and equitably allocated.

Portfolio Manager Compensation
The Portfolio Managers receive compensation in the form of a fixed salary.  They are also eligible for an annual bonus based upon a variety of factors, which may include the overall performance and profitability of the Advisor, and the overall performance of and profit generated by the accounts managed by the Portfolio Managers.  There is no standard benchmark for comparison, or fixed length of time over which performance is measured in determining the Portfolio Managers’ annual bonuses.  The Portfolio Managers’ compensation is not directly based upon the performance of the Fund or the value of the Fund’s assets.  Due to ownership and executive management positions with the Advisor, the Portfolio Managers may choose to waive some or all of their annual salary and bonus.  Due to this same ownership, compensation of the Portfolio Managers also includes equity dividends based on profitability of the Advisor.  The profitability of the Advisor depends primarily upon the value of accounts under management, including the Fund.

Ownership of Securities in the Fund by the Portfolio Managers
As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement between the Trust and U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, USBFS acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.  For its administration services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets at the rate of 0.12% of average net assets on the first $50 million, 0.08% of average net assets on the next $250 million and 0.05% on the balance, all subject to an annual minimum fee of $30,000.

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Custodian
Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Fund’s assets (the “Custodian”), whereby the Custodian provides custody services for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202 serves as counsel to the Fund.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm of the Fund.

Distribution of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) .  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act), or by the Distributor on 60 days’ written notice.

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Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Advisor has invested on behalf of the Fund and/or client accounts.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Advisor may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Advisor shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

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Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Code of Ethics
The Fund, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board of Trustees has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board of Trustee’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board of Trustees, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

In the event of a conflict between the interests of the Advisor and the Fund, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy.  The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The Advisor’s Proxy Voting Guidelines
The Advisor seeks to vote proxies in a manner that serves the best interests of shareholders and not affected by any material conflict of interest.  For all matters the Advisor has identified as routine, the Advisor will vote in accordance with the recommendation of the company’s management, unless, in the Advisor’s opinion, such recommendation is not in the best interests of the Fund.  Routine matters are typically proposed by a company’s management and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

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Those matters that are not clearly identified as routine will be submitted to the Advisor’s proxy committee, which will determine how to vote each such proxy by applying the Proxy Policies.  Non-routine matters are those that may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

In some cases, the Advisor will abstain from voting or affirmatively decide not to vote if the Advisor determines that abstaining or not voting is in the best interests of the Fund.  In making such determination, the Advisor will consider certain factors, including, but not limited to (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy.  The Advisor may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30th are available without charge, upon request, by calling toll-free, 1-866-724-5997 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Anita M. Zagrodnik has been designated as the Anti-Money Laundering Officer of the Trust.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and conducting a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Disclosure of Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies.  The Board of Trustees considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.

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Information about the Fund’s portfolio holdings will not be distributed to any third party except as described below:

•	the disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•
the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Fund;

•
the disclosure is made to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Fund’s independent registered public accountants, regulatory authorities, counsel to the Fund or the Board of Trustees, proxy voting service providers, financial printers involved in the reporting process, the fund administrator, fund accountant, transfer agent, or custodian of the Fund;

•
the disclosure is made by the Adviser’s trading desks to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities or may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the respective adviser with natural order flow;

•	the disclosure is made to institutional consultants evaluating the Fund on behalf of potential investors;
•
the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Fund’s website at least one day prior to the disclosure); or

•	the disclosure is made pursuant to prior written approval of the CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Fund’s shareholders.

For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.  Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics.  It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Fund’s portfolio holdings.

The CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore.  In connection with the oversight responsibilities by the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Fund to third parties must be provided to the full Board of Trustees or its authorized committee. In addition, on a quarterly basis, the Board will review any disclosures of portfolio holdings outside of the permitted disclosures described above to address any conflicts between the interests of Fund shareholders and those of the adviser or any other Fund affiliate.

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Generally, between the 5th and 10th business day of the month following each calendar quarter end, the Fund provides its portfolio holdings to various rating and ranking organizations, including, Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Any suspected breach of this policy must be reported immediately to the CCO, or to the chief compliance officer of the Adviser who is to report it to the CCO.  The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

Determination of Net Asset Value
The net asset value (the “NAV”) of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The Fund’s securities, including depositary receipts, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded on the NASDAQ stock market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Fund directly from the Fund, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and other authorized designees) are authorized to accept your order on behalf of the Fund (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the next calculated NAV, after the Financial Intermediary received the request.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

Shares are purchased at the next calculated NAV, after the Transfer Agent or Authorized Intermediary receives your purchase request in good order, plus applicable sales charges.  In most cases, in order to receive that day’s applicable price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion: (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

The purchase of shares may be subject to a sales charge, depending on the class and the amount of shares purchased.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Fund or through your Financial Intermediary.

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Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in Kind
The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to satisfy, in-kind, redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Federal Income Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of its distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes at the Fund level.  If the Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.

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To qualify as a RIC, the Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies; (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or foreign currencies; and (3) net income derived from an interest in a qualified publicly traded partnership.  Some Fund investments may produce income that will not qualify as good income for the purposes of this annual gross income requirement.  There can be no assurance that the Fund will satisfy all requirements to be taxed as a RIC.

The Fund will be subject to a 4% federal excise tax if it fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income for the 12-month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period), and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Investment company taxable income generally consists of interest, dividends, net short-term capital gain and net gain from foreign currency transactions, less expenses.  Net capital gain is the excess of net long-term gain from the Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund.  The Fund may elect to defer certain losses for tax purposes.

Distributions of investment company taxable income are taxable to shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.

Distributions of net capital gain are taxable as long-term capital gain regardless of the length of time shares of the Fund have been held.  For non-corporate shareholders, long-term capital gain is currently taxed at a maximum rate of 20%.  Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of investment company taxable income and net capital gain will be taxable as described above, whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

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Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

A sale, exchange or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable gain or loss.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss realized upon a sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale, exchange or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale, exchange or redemption.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale, exchange or redemption of the shares.

The Fund’s transactions, if any, in options, futures contracts, swaps and other investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These provisions could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out). This “mark-to-market” requirement may cause the Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level.  Accordingly, the Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2016 to: (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, (unless such entity is deemed compliant under the terms of an intergovernmental agreement with the United States), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Social Security Number or taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate of 28% for U.S. residents.

Foreign taxpayers are generally subject to a withholding tax at a flat rate of 30% on U.S.-source income.  This withholding rate may be lower under the terms of a tax convention.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

Distributions
The Fund will receive income primarily in the form of distributions of investment company taxable income from the Fund’s investments in ETFs and other mutual funds and dividends and interest earned on the Fund’s investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may receive distributions of net capital gain from the Fund’s investments in ETFs and other mutual funds and may realize capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain that the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any capital loss carryforwards), will be distributed to shareholders with net investment income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital loss carryforwards) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholder.  Net capital losses realized by the Fund may be carried forward indefinitely and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax advisor.

Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be reinvested in additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received the written request.

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Cost Basis Reporting
The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.”).  The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of the Fund and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the first in\first out method, under which shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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Appendix A – Description of Bond Ratings

RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D
A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)
A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication.  Users of ratings or other analyses should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such.  While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.  Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s assigns qualifiers to ratings when appropriate.  This section details active qualifiers.

Standard & Poor's uses five qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a 'p' qualifier, which indicates the rating addressed the principal portion of the obligation only. Likewise, the qualifier can indicate a limitation on the type of information used, such as "pi" for public information. A qualifier appears as a suffix and is part of the rating.

1.  Federal Deposit Insurance Limit:  “L” qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

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2.  Principal Payment:  “p” qualifier
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest portion is not rated.

3.  Public Information Ratings:  “pi” qualifier
Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix.  Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

4.  Preliminary Ratings:  “prelim” qualifier

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below.  Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation.  Standard & Poor’s reserves the right not to issue a final rating.  Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.  Preliminary ratings may also be assigned to the obligors.  These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final.  Preliminary ratings may also be assigned to obligations of these entities’.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited.  The preliminary rating may be assigned to the entity and to its proposed obligation(s).  These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event.  Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

5.  Termination Structures:  “t” qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

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Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1.  Contingent upon final documentation: “*” inactive qualifier
This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.  Discontinued use in August 1998.

2.  Termination of obligation to tender:  “c” inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

3.  U.S. direct government securities:  “G” inactive qualifier
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

4.  Provisional Ratings:  “pr” inactive qualifier
The letters ‘pr’ indicate that the rating was provisional.  A provisional rating assumed the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

5.  Quantitative Analysis of publication information:  “q” inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

6.  Extraordinary risks:  “r” inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks.  Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1. Unsolicited: 'unsolicited' and 'u' identifier
The 'u' identifier and 'unsolicited' designation are unsolicited credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

2.  Structured finance:  “sf” identifier
The 'sf' identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when Standard & Poor's believes it appropriate. The addition of the 'sf' identifier to a rating does not change that rating's definition or our opinion about the issue's creditworthiness.

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Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909.  The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same.  There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change.  For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue.  Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen.  While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings.  Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality.  In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations.  For example, they have no value in forecasting the direction of future trends of market price.  Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc.  During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”.  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present.  Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind.  Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities.  As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications.  Reference should be made to these statements for information regarding the issuer.  Moody’s ratings are not commercial credit ratings.  In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.  Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings.  It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned.  Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country.  Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments.  It is not related to the rating scale of any other national market.  Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.  Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale
Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.

•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied probability of default of a given national scale rating will vary over time.

•
The value of default studies for national ratings can be limited.  Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time.  As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk.  Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings.  As with ratings on any scale, the future will not necessarily follow the past.

•
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings.  There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied.  This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

The above list is not exhaustive, and is provided for the reader’s convenience.  Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

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National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation and the promise we impute.

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated 'C' is currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-2.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

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•	a. the selective payment default on a specific class or currency of debt;
•
b.  the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
•	d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings  beginning on page A-2.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

Table of Contents - Statement of Additional Information (SAI)

MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.  The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Table of Contents - Statement of Additional Information (SAI)

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBS.  The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

Reviewed September 30, 2014

Table of Contents - Statement of Additional Information (SAI)

TRUST FOR PROFESSIONAL MANAGERS
PART C

SCHOONER HEDGED ALTERNATIVE INCOME FUND
OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)	(i)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

		(ii)	First Amendment to Amended and Restated Investment Advisory Agreement – Filed Herewith.
(e)	(1)	(i)
Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(ii)
First Amendment to Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

		(iii)	Second Amendment to Distribution Agreement – Filed Herewith.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)	(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.
(ii)
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

		(iii)	Second Amendment to Custody Agreement – Filed Herewith.
(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(ii)
First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(iii)
Second Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

(iv)
Third Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

		(v)	Fourth Amendment to Fund Administration Servicing Agreement – Filed Herewith.
	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(ii)
First Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(iii)
Second Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

(iv)
Third Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

		(v)	Fourth Amendment to Transfer Agent Servicing Agreement – Filed Herewith.
	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(ii)
First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(iii)
Second Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

(iv)
Third Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

		(v)	Fourth Amendment to Fund Accounting Servicing Agreement – Filed Herewith.
(4)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 428 to its Registration Statement on Form N-1A with the SEC on February 14, 2014, and is incorporated by reference.

	(5)		Amended and Restated Operating Expense Limitation Agreement – Filed Herewith.
(6)
Expense Recovery Waiver Agreement was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel (the Schooner Fund f/k/a the Schooner Growth and Income Fund) was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

	(2)		Opinion and Consent of Counsel (the Schooner Hedged Alternative Income Fund) – Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – Not Applicable.

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(k)		Omitted Financial Statements – Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)
Amended and Restated Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

(n)
Amended and Restated Rule 18f-3 Multiple Class Plan was previously filed with Registrant’s Post-Effective Amendment No. 330 to its Registration Statement on Form N-1A with the SEC on September 19, 2012, and is incorporated by reference.

(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 377 to its Registration Statement on Form N-1A with the SEC on May 21, 2013, and is incorporated by reference.

(2)
Code of Ethics for Fund and Advisor was previously filed with Registrant’s Post-Effective Amendment No. 399 to its Registration Statement on Form N-1A with the SEC on September 20, 2013, and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 430 to its Registration Statement on Form N-1A with the SEC on March 21, 2014, and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Schooner Investment Group, LLC (the “Advisor”) serves as the investment adviser for the Schooner Hedged Alternative Income Fund (the “Fund”).  The principal business address of the Advisor is 676 E. Swedesford Road, Suite 130, Wayne, Pennsylvania 19087.  With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 24, 2014.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

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Item 32.    Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	Litman Gregory Funds Trust
Allied Asset Advisors Funds	LKCM Funds
Alpine Equity Trust	LoCorr Investment Trust
Alpine Income Trust	Loeb King Trust
Alpine Series Trust	Lord Asset Management Trust
Appleton Funds	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Capital Guardian Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	Wall Street Fund, Inc.
Hennessy Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
IronBridge Funds, Inc.	YCG Funds
Jacob Funds, Inc.

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(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not Applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Adviser	Schooner Investment Group, LLC 676 East Swedesford Road, Suite 130 Wayne, Pennsylvania 19087
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 471 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 471 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of November, 2014.

TRUST FOR PROFESSIONAL MANAGERS

By:	/s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 471 to its Registration Statement has been signed below on November 21, 2014, by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By:       /s/ John P. Buckel
John P. Buckel
*Attorney-in-Fact pursuant to Power of
                Attorney previously filed with Registrant’s
                Post-Effective Amendment No. 428 to its
                Registration Statement on Form N-1A with the
                SEC on February 14, 2014, and is incorporated
                by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
First Amendment to Amended and Restated Investment Advisory Agreement	EX-99.d.1.(ii)
Second Amendment to Distribution Agreement	EX-99.e.1.(iii)
Second Amendment to Custody Agreement	EX-99.g.1.(iii)
Fourth Amendment to Fund Administration Servicing Agreement	EX-99.h.1.(v)
Fourth Amendment to Transfer Agent Servicing Agreement	EX-99.h.2.(v)
Fourth Amendment to Fund Accounting Servicing Agreement	EX-99.h.3.(v)
Amended and Restated Operating Expense Limitation Agreement	EX-99.h.5
Opinion and Consent of Counsel	EX-99.i.2